CONDENSED CONSOLIDATED STATEMENTS OF CONTINGENTLY REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Contingently Redeemable Common Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interests
Beginning balance at Dec. 31, 2017	$ 186,286		$ 2,472	$ 245,392	$ (61,624)	$ 46
Beginning balance, shares at Dec. 31, 2017			247,246
Contingently Redeemable Common Stock, Beginning balance, shares at Dec. 31, 2017		0
Contingently Redeemable Common Stock, Beginning balance at Dec. 31, 2017		$ 0
Net income (loss)	(146,517)				(146,926)	409
Issuance of contingently redeemable common stock, shares		26,444,000
Issuance of contingently redeemable common stock, value		$ 100,000
Repurchase of common stock	$ (1,824)		$ (18)	(1,806)
Repurchase of common stock, shares	1,800,000		(1,825,000)
Stock-based compensation expense	$ 3,651			3,651
Contingently Redeemable Common Stock, Ending balance, shares at Dec. 31, 2018	26,444,000
Contingently Redeemable Common Stock, Ending balance at Dec. 31, 2018	$ 100,000
Ending balance at Dec. 31, 2018	41,596		$ 2,454	247,237	(208,550)	455
Ending balance, shares at Dec. 31, 2018			245,421,000
Net income (loss)	(282,740)				(282,588)	(152)
Issuance of contingently redeemable common stock	(806)			(806)
Issuance of contingently redeemable common stock, shares		43,416,000
Issuance of contingently redeemable common stock, value		$ 181,000
Settlement of stock-based liabilities	5,000		$ 13	4,987
Settlement of stock-based liabilities, shares			1,322,000
Stock-based compensation expense	5,225			5,225
Distribution to noncontrolling interests	$ (303)					(303)
Contingently Redeemable Common Stock, Ending balance, shares at Dec. 31, 2019	69,860,000	69,860,000
Contingently Redeemable Common Stock, Ending balance at Dec. 31, 2019	$ 281,000	$ 281,000
Ending balance at Dec. 31, 2019	$ (232,028)		$ 2,467	256,643	(491,138)
Ending balance, shares at Dec. 31, 2019	246,743,000		246,743,000
Net income (loss)	$ (24,010)				(24,010)
Issuance of contingently redeemable common stock	(460)			(460)
Issuance of contingently redeemable common stock, shares		6,341,000
Issuance of contingently redeemable common stock, value		$ 28,500
Issuance of common stock, net	4,601		$ 10	4,591
Issuance of common stock, net, shares			1,023,000
Exercise of stock options and other, net	315		$ 5	310
Exercise of stock options and other, net, shares			516,000
Stock-based compensation expense	3,302			3,302
Contingently Redeemable Common Stock, Ending balance, shares at Jun. 30, 2020		76,201,000
Contingently Redeemable Common Stock, Ending balance at Jun. 30, 2020		$ 309,500
Ending balance at Jun. 30, 2020	(248,280)		$ 2,482	264,386	(515,148)
Ending balance, shares at Jun. 30, 2020			248,282,000
Beginning balance at Dec. 31, 2019	$ (232,028)		$ 2,467	256,643	(491,138)
Beginning balance, shares at Dec. 31, 2019	246,743,000		246,743,000
Contingently Redeemable Common Stock, Beginning balance, shares at Dec. 31, 2019	69,860,000	69,860,000
Contingently Redeemable Common Stock, Beginning balance at Dec. 31, 2019	$ 281,000	$ 281,000
Net income (loss)	(60,052)				(60,052)
Issuance of contingently redeemable common stock	(460)			(460)
Issuance of contingently redeemable common stock, shares		6,341,000
Issuance of contingently redeemable common stock, value		$ 28,500
Issuance of common stock, net	5,550		$ 13	5,537
Issuance of common stock, net, shares			1,235,000
Repurchase of common stock	$ (6,742)		$ (15)	(6,727)
Repurchase of common stock, shares	1,500,000		(1,500,000)
Exercise of stock options and other, net	$ 814		$ 26	788
Exercise of stock options and other, net, shares			2,562,000
Settlement of stock-based liabilities	1,500		$ 3	1,497
Settlement of stock-based liabilities, shares			334,000
Stock-based compensation expense	$ 6,688			6,688
Contingently Redeemable Common Stock, Ending balance, shares at Dec. 31, 2020	76,201,000
Contingently Redeemable Common Stock, Ending balance at Dec. 31, 2020	$ 309,500
Ending balance at Dec. 31, 2020	$ (284,730)	$ 309,500	$ 2,494	263,966	(551,190)
Ending balance, shares at Dec. 31, 2020	249,374,000	76,201,000	249,374,000
Beginning balance at Mar. 31, 2020	$ (247,514)		$ 2,469	257,254	(507,237)
Beginning balance, shares at Mar. 31, 2020			246,924,000
Contingently Redeemable Common Stock, Beginning balance, shares at Mar. 31, 2020		76,201,000
Contingently Redeemable Common Stock, Beginning balance at Mar. 31, 2020		$ 309,500
Net income (loss)	(7,911)				(7,911)
Issuance of common stock, net	4,601		$ 10	4,591
Issuance of common stock, net, shares			1,023,000
Exercise of stock options and other, net	313		$ 3	310
Exercise of stock options and other, net, shares			335,000
Stock-based compensation expense	2,231			2,231
Contingently Redeemable Common Stock, Ending balance, shares at Jun. 30, 2020		76,201,000
Contingently Redeemable Common Stock, Ending balance at Jun. 30, 2020		$ 309,500
Ending balance at Jun. 30, 2020	(248,280)		$ 2,482	264,386	(515,148)
Ending balance, shares at Jun. 30, 2020			248,282,000
Beginning balance at Dec. 31, 2020	$ (284,730)	$ 309,500	$ 2,494	263,966	(551,190)
Beginning balance, shares at Dec. 31, 2020	249,374,000	76,201,000	249,374,000
Contingently Redeemable Common Stock, Beginning balance, shares at Dec. 31, 2020	76,201,000
Contingently Redeemable Common Stock, Beginning balance at Dec. 31, 2020	$ 309,500
Net income (loss)	(314,092)				(313,923)	(169)
Reclassification of contingently redeemable common stock in connection with initial public offering ("IPO")	309,500	$ (309,500)	$ 762	308,738
Reclassification of contingently redeemable common stock in connection with initial public offering ("IPO"), shares		(76,201,000)	76,201,000
Issuance of common stock in connection with IPO, net of offering costs	1,163,029		$ 536	1,162,493
Issuance of common stock in connection with IPO, net of offering costs, shares			53,590,000
Issuance of common stock under partner physician group equity agreements upon IPO	268,467		$ 117	268,350
Issuance of common stock under partner physician group equity agreements upon IPO, shares			11,672,000
Exercise of stock options and other, net	551			551
Exercise of stock options and other, net, shares			46,000
Stock-based compensation expense	$ 7,553			7,553
Contingently Redeemable Common Stock, Ending balance, shares at Jun. 30, 2021
Ending balance at Jun. 30, 2021	$ 1,150,278		$ 3,909	2,011,651	(865,113)	(169)
Ending balance, shares at Jun. 30, 2021	390,883,000		390,883,000
Beginning balance at Mar. 31, 2021	$ (298,244)	$ 309,500	$ 2,494	265,603	(566,268)	(73)
Beginning balance, shares at Mar. 31, 2021		76,201,000	249,474,000
Net income (loss)	(298,941)				(298,845)	(96)
Reclassification of contingently redeemable common stock in connection with initial public offering ("IPO")	309,500	$ (309,500)	$ 762	308,738
Reclassification of contingently redeemable common stock in connection with initial public offering ("IPO"), shares		(76,201,000)	76,201,000
Issuance of common stock in connection with IPO, net of offering costs	1,163,029		$ 536	1,162,493
Issuance of common stock in connection with IPO, net of offering costs, shares			53,590,000
Issuance of common stock under partner physician group equity agreements upon IPO	268,467		$ 117	268,350
Issuance of common stock under partner physician group equity agreements upon IPO, shares			11,672,000
Exercise of stock options and other, net	386			386
Exercise of stock options and other, net, shares			(54,000)
Stock-based compensation expense	$ 6,081			6,081
Contingently Redeemable Common Stock, Ending balance, shares at Jun. 30, 2021
Ending balance at Jun. 30, 2021	$ 1,150,278		$ 3,909	$ 2,011,651	$ (865,113)	$ (169)
Ending balance, shares at Jun. 30, 2021	390,883,000		390,883,000